Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Schedule of depreciation on property, plant and equipment
Vessels	25 years
Dry docking/Scrubbers	2.5 – 5 years
Furniture and fixtures	3 – 5 years